Property, plant and equipment - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Right of use – Buildings | Gross book value of tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Increase in right-of-use assets	€ 228	€ 337
Transfer	0	0
Right of use – Buildings | Gross book value of tangible assets | Wattignies
Disclosure of detailed information about property, plant and equipment [line items]
Increase in right-of-use assets	100	200
Right of use – Buildings | Gross book value of tangible assets | Waccano
Disclosure of detailed information about property, plant and equipment [line items]
Increase in right-of-use assets	€ 100	100
Right of use – Buildings | Bottom of Range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	5 years
Right of use – Buildings | Top of Range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	10 years
Technical equipment | Gross book value of tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Increase in right-of-use assets	€ 166	113
Transfer	€ 0	300
Technical equipment | Bottom of Range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	3 years
Technical equipment | Top of Range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	10 years
Office and IT equipment | Gross book value of tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Increase in right-of-use assets	€ 227	41
Transfer	€ (15)	0
Office and IT equipment | Bottom of Range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	1 year
Office and IT equipment | Top of Range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	10 years
Fixtures, fittings and installations | Gross book value of tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Increase in right-of-use assets	€ 48	2
Transfer	€ 22	0
Fixtures, fittings and installations | Bottom of Range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	5 years
Fixtures, fittings and installations | Top of Range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	10 years
Transfer	€ 0	0
Gross book value of tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Increase in right-of-use assets	903	638
Transfer	€ (25)	€ 0